Victory RS Global Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%		11.72%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	10.11%	10.60%		12.22%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.92%	10.20%		11.29%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	8.31%		9.73%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	14.95%	11.08%		12.22% [1]
Class R
Prospectus [Line Items]
Average Annual Return, Percent	16.54%	11.64%		14.94%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	17.23%	12.26%	13.68%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	17.13%	12.20%		13.18%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class R6 is May 2, 2019.